COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum Lease Payments
2013	82
2014	80
2015	80
2016	81
2017	80
2018 and thereafter	374
Total	777
Amounts Recoverable under Sub-leases
2013	(8)
2014	(8)
2015	(7)
2016	(4)
2017	(2)
2018 and thereafter	(1)
Total	(30)
Net Payments
2013	74
2014	72
2015	73
2016	77
2017	78
2018 and thereafter	373
Total	747
Rent Expense
Operating leases optional renewable terms, low end of range	P1Y
Operating leases optional renewable terms, high end of range	P10Y
Net rental expense on operating leases	84	79	80